Significant Production and Growth Asset Acquisitions	12 Months Ended
Dec. 31, 2023
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Significant production and growth asset acquisitions
B.7	Significant production and growth asset acquisitions
Sangomar – Acquisition from FAR Senegal RSSD SA
On 7 July 2021, Woodside completed the acquisition of FAR Senegal RSSD SA’s interest in the RSSD Joint Venture (13.67% interest in the Sangomar exploitation area and 15% interest in the remaining RSSD evaluation area), for an aggregate purchase price of $212 million. The transaction was accounted for as an asset acquisition.
Additional payments of up to $55 million are contingent on future commodity prices and timing of first oil. The contingent payments terminate on the earliest of 31 December 2027, three years from first oil being sold, and a total contingent payment of $55 million being reached.
With first oil in Sangomar targeted in mid-2024, the Group has recognised the additional payments as a provision for the year ended 31 December 2023. For the years ended 31 December 2022 and 31 December 2021, the contingent payments were accounted for as contingent liabilities in accordance with the Group’s accounting policies.
As at 31 December 2021, Woodside held an 82% interest in the Sangomar exploitation area (2020: 68.33%) and a 90% interest in the remaining RSSD evaluation area (2020: 75%).
Assets acquired and liabilities assumed
The identifiable assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs are:

US$m

Oil and gas properties	205
Exploration and evaluation	7
Cash acquired	3
Payables	(13)
Net other assets and liabilities assumed	10

Total identifiable net assets at acquisition	212

Cash flows on acquisition

US$m

Purchase cash consideration	212
Transaction costs	-

Total purchase consideration	212

Net cash outflows on acquisition	212

Key estimates and judgements

(a) Nature of acquisition
Judgement was required to determine if the transaction was the acquisition of an asset or a business combination. The Sangomar project was in the early phase of development and a substantive process that had the ability to convert inputs to outputs was not present and therefore the acquisition in 2021 was treated as an
asset
acquisition
.